Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Registrant Name	Hudson Ltd.
Entity Central Index Key	0001714368
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D0
Entity Common Stock, Shares Outstanding	92,372,886
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Class A Common Shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	39,279,571
Class B Common Shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	53,093,315